Consolidated Statements of Changes in Shareholders' Deficiency - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
SHARE CAPITAL [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning	$ 23,651,529	$ 23,220,683	$ 9,997,792
Balance at beginning (in shares)	5,283,164	2,650,627	377,295
loss on marketable securities
Shares issued as debt extinguishment			$ 6,371,457
Shares issued as debt extinguishment (in shares)			954,311
Shares issued as private placement			$ 50,000
Shares issued as private placement (in shares)			500,000
Shares issued as anti-dilution provision		$ 184,705	$ 5,034,157
Shares issued as anti-dilution provision (in shares)		1,420,809	1,032,998
Units issued as private placement		$ 30,233	$ 9,044
Units issued as private placement (in shares)		7,692	10,000
Units issued as private placement			$ 133,271
Units issued as private placement (in shares)			23,636
Units issued as debt extinguishment			$ 638,295
Units issued as debt extinguishment (in shares)			150,519
Exercise of warrants			$ 986,667
Exercise of warrants (in shares)			51,868
Stock options expired
Warrants expired
Shares issued as settlement of shareholder advances		$ 213,781
Shares issued as settlement of shareholder advances (in shares)		1,187,672
Units issued as anti-dilution provision		$ 2,127
Units issued as anti-dilution provision (in shares)		16,364
Stock based compensation
Stock options cancelled
Net loss for the period, continuing operations
Net loss for the period, discontinued operations
Balance at ending	$ 23,651,529	$ 23,651,529	$ 23,220,683
Balance at ending (in shares)	5,283,164	5,283,164	2,650,627
SHARE PURCHASE WARRANTS [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning	$ 749,866	$ 2,925,837	$ 801,079
Balance at beginning (in shares)
loss on marketable securities
Shares issued as debt extinguishment
Shares issued as debt extinguishment (in shares)
Shares issued as private placement
Shares issued as private placement (in shares)
Shares issued as anti-dilution provision			$ 1,862,643
Shares issued as anti-dilution provision (in shares)
Units issued as private placement		$ 19,767	$ 20,956
Units issued as private placement (in shares)
Units issued as private placement			$ 126,729
Units issued as private placement (in shares)
Units issued as debt extinguishment			$ 582,414
Units issued as debt extinguishment (in shares)
Exercise of warrants			$ (467,984)
Exercise of warrants (in shares)
Stock options expired
Warrants expired		(2,195,738)
Shares issued as settlement of shareholder advances
Shares issued as settlement of shareholder advances (in shares)
Units issued as anti-dilution provision
Units issued as anti-dilution provision (in shares)
Stock based compensation
Stock options cancelled
Net loss for the period, continuing operations
Net loss for the period, discontinued operations
Balance at ending	$ 749,866	$ 749,866	$ 2,925,837
Balance at ending (in shares)
SHARE PURCHASE OPTIONS [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning	$ 1,611,450	$ 828,334	$ 272,553
Balance at beginning (in shares)
loss on marketable securities		$ 1,849,998
Shares issued as debt extinguishment
Shares issued as debt extinguishment (in shares)
Shares issued as private placement
Shares issued as private placement (in shares)
Shares issued as anti-dilution provision
Shares issued as anti-dilution provision (in shares)
Units issued as private placement
Units issued as private placement (in shares)
Units issued as private placement
Units issued as private placement (in shares)
Units issued as debt extinguishment
Units issued as debt extinguishment (in shares)
Exercise of warrants
Exercise of warrants (in shares)
Stock options expired		$ (1,066,882)	$ (60,143)
Warrants expired
Shares issued as settlement of shareholder advances
Shares issued as settlement of shareholder advances (in shares)
Units issued as anti-dilution provision
Units issued as anti-dilution provision (in shares)
Stock based compensation	$ 204,511		$ 615,924
Stock options cancelled	(1,815,961)
Net loss for the period, continuing operations
Net loss for the period, discontinued operations
Balance at ending		$ 1,611,450	$ 828,334
Balance at ending (in shares)
CONTRIBUTED SURPLUS [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning	$ 5,184,363	$ 1,921,743	$ 1,861,600
Balance at beginning (in shares)
loss on marketable securities
Shares issued as debt extinguishment
Shares issued as debt extinguishment (in shares)
Shares issued as private placement
Shares issued as private placement (in shares)
Shares issued as anti-dilution provision
Shares issued as anti-dilution provision (in shares)
Units issued as private placement
Units issued as private placement (in shares)
Units issued as private placement
Units issued as private placement (in shares)
Units issued as debt extinguishment
Units issued as debt extinguishment (in shares)
Exercise of warrants
Exercise of warrants (in shares)
Stock options expired		1,066,882	$ 60,143
Warrants expired		2,195,738
Shares issued as settlement of shareholder advances
Shares issued as settlement of shareholder advances (in shares)
Units issued as anti-dilution provision
Units issued as anti-dilution provision (in shares)
Stock based compensation
Stock options cancelled	1,815,961
Net loss for the period, continuing operations
Net loss for the period, discontinued operations
Balance at ending	$ 7,000,324	$ 5,184,363	$ 1,921,743
Balance at ending (in shares)
AVAILABLE FOR SALE RESERVE [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning			$ (110,525)
Balance at beginning (in shares)
loss on marketable securities			$ 110,525
Shares issued as debt extinguishment
Shares issued as debt extinguishment (in shares)
Shares issued as private placement
Shares issued as private placement (in shares)
Shares issued as anti-dilution provision
Shares issued as anti-dilution provision (in shares)
Units issued as private placement
Units issued as private placement (in shares)
Units issued as private placement
Units issued as private placement (in shares)
Units issued as debt extinguishment
Units issued as debt extinguishment (in shares)
Exercise of warrants
Exercise of warrants (in shares)
Stock options expired
Warrants expired
Shares issued as settlement of shareholder advances
Shares issued as settlement of shareholder advances (in shares)
Units issued as anti-dilution provision
Units issued as anti-dilution provision (in shares)
Stock based compensation
Stock options cancelled
Net loss for the period, continuing operations
Net loss for the period, discontinued operations
Balance at ending
Balance at ending (in shares)
ACCUMULATED DEFICIT [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning	$ (31,684,984)	$ (29,587,246)	$ (16,055,659)
Balance at beginning (in shares)
loss on marketable securities
Shares issued as debt extinguishment
Shares issued as debt extinguishment (in shares)
Shares issued as private placement
Shares issued as private placement (in shares)
Shares issued as anti-dilution provision
Shares issued as anti-dilution provision (in shares)
Units issued as private placement
Units issued as private placement (in shares)
Units issued as private placement
Units issued as private placement (in shares)
Units issued as debt extinguishment
Units issued as debt extinguishment (in shares)
Exercise of warrants
Exercise of warrants (in shares)
Stock options expired
Warrants expired
Shares issued as settlement of shareholder advances
Shares issued as settlement of shareholder advances (in shares)
Units issued as anti-dilution provision
Units issued as anti-dilution provision (in shares)
Stock based compensation
Stock options cancelled
Net loss for the period, continuing operations	(516,323)	(2,097,738)	(13,534,298)
Net loss for the period, discontinued operations			2,711
Balance at ending	$ (32,201,307)	$ (31,684,984)	$ (29,587,246)
Balance at ending (in shares)
Balance at beginning	$ (487,776)	$ (690,649)	$ (3,233,160)
Balance at beginning (in shares)
loss on marketable securities		$ 1,849,998	$ 110,525
Shares issued as debt extinguishment			$ 6,371,457
Shares issued as debt extinguishment (in shares)
Shares issued as private placement			$ 50,000
Shares issued as private placement (in shares)
Shares issued as anti-dilution provision		$ 184,705	$ 6,896,800
Shares issued as anti-dilution provision (in shares)
Units issued as private placement		$ 50,000	$ 30,000
Units issued as private placement (in shares)
Units issued as private placement			$ 260,000
Units issued as private placement (in shares)
Units issued as debt extinguishment			$ 1,220,709
Units issued as debt extinguishment (in shares)
Exercise of warrants			$ 518,683
Exercise of warrants (in shares)
Stock options expired
Warrants expired
Shares issued as settlement of shareholder advances		$ 213,781
Shares issued as settlement of shareholder advances (in shares)
Units issued as anti-dilution provision		$ 2,127
Units issued as anti-dilution provision (in shares)
Stock based compensation	$ 204,511		$ 615,924
Stock options cancelled
Net loss for the period, continuing operations	(516,323)	(2,097,738)	(13,534,298)
Net loss for the period, discontinued operations			2,711
Balance at ending	$ (799,588)	$ (487,776)	$ (690,649)
Balance at ending (in shares)